Dividend restrictions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Amount available for payment of dividend without prior approval	$ 185,703,000	$ 223,730,000
Cash dividends	48,750,000	$ 0	$ 0
Security dividends	$ 956,000